Financial assets and liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets and liabilities
Proceeds from borrowings net of non-cash transactions	$ 2,780	$ 0
Non-cash transaction	7
Increase in lease obligations	46	3
Repayments and settlements of related party borrowings net of non-cash transactions	2,668	0
Repayments of related party borrowings, non cash items	927
Increase (decrease) in cash and cash equivalents	206	(27)
Foreign exchange gain (loss) on borrowings	61	(60)
Repayments of borrowings	5	8
Deferred debt issuance costs net of amortization	40	0
Increase (decrease) in cash and cash equivalents	221	(32)	$ 136
Lease obligations	182	136
New or renewed leases	103	37
Principal repayments and foreign currency movements	$ 48	$ 35	$ 26